UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21432

REAVES UTILITY INCOME FUND

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Paul F. Leone

Reaves Utility Income Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: May 1 – July 31, 2010

Item 1. Schedule of Investments.

REAVES UTILITY INCOME FUND STATEMENT of INVESTMENTS July 31,2010 (Unaudited)
	SHARES	VALUE
COMMON STOCKS 138.07%
Diversified Telecommunication Services 44.23%
AT&T Corp.	1,320,000	$34,240,800
BCE, Inc.	1,149,000	35,170,890
CenturyLink, Inc.	900,000	32,058,000
Frontier Communications Corp.	4,704,933	35,945,688
Qwest Communications International, Inc.	200,000	1,132,000
Telecom Corp. of New Zealand - ADR	1	7
Telefonica S.A. - ADR	93,000	6,364,920
Verizon Communications, Inc.	850,000	24,701,000
Windstream Corp.	1,955,000	22,287,000

		191,900,305

Electric Utilities 27.15%
Duke Energy Corp.	650,000	11,115,000
ITC Holdings Corp.	40,000	2,269,600
Pinnacle West Capital Corp.	850,000	32,376,500
PPL Corp.	523,000	14,272,670
Progress Energy, Inc.	725,000	30,529,750
The Southern Co.	770,000	27,204,100

		117,767,620

Energy Equipment & Services 2.35%
Diamond Offshore Drilling, Inc.	137,000	8,150,130
Transocean, Inc.(a)	44,000	2,033,240

		10,183,370

Gas Utilities 5.86%
EQT Corp.	45,000	1,650,600
ONEOK, Inc.	511,000	23,776,830

		25,427,430

Independent Power Producers & Energy Traders 0.37%
Calpine Corp.(a)	120,000	1,620,000

Insurance 0.11%
Berkshire Hathaway, Inc., Class B(a)	6,000	468,720

Multi-Utilities 38.29%
CMS Energy Corp.	1,000,000	15,920,000
Consolidated Edison, Inc.	170,000	7,840,400
DTE Energy Co.	370,000	17,079,200
Integrys Energy Group, Inc.	715,000	33,855,250
National Grid PLC	575,000	4,597,005
National Grid PLC - ADR	79,000	3,205,820
NiSource, Inc.	1,345,000	22,192,500
NSTAR	394,800	14,670,768
OGE Energy Corp.	130,000	5,153,200
SCANA Corp.	275,000	10,535,250
TECO Energy, Inc.	1,506,400	24,614,576
Vectren Corp.	140,000	3,467,800
Wisconsin Energy Corp.	55,000	2,985,400

		166,117,169

Oil, Gas & Consumable Fuels 8.15%
BP Amoco PLC - ADR	49,000	1,885,030
Cenovus Energy, Inc.	105,000	2,961,000
Chevron Corp.	9,000	685,890
Exxon Mobil Corp.	45,000	2,685,600
Southwestern Energy Co.(a)	40,000	1,458,000
Spectra Energy Corp.	1,235,000	25,675,650

35,351,170

Pharmaceuticals 1.04%
Pfizer, Inc.		300,000	4,500,000

Real Estate Investment Trusts (REITS) 3.39%
Annaly Capital Management, Inc.		845,000	14,703,000

Tobacco 2.45%
Altria Group, Inc.		480,000	10,636,800

Water Utilities 4.34%
American Water Works Co., Inc.		880,000	18,814,400

Wireless Telecommunication Services 0.34%
Cellcom Israel, Ltd.		53,500	1,476,600

TOTAL COMMON STOCKS (Cost $571,493,492)			598,966,584
PREFERRED STOCKS 2.03%
Electric Utilities 0.41%
Entergy Mississippi, Inc.,
6.250%		10,000	238,750
4.560%		3,520	272,690
Entergy New Orleans, Inc., 4.360%		4,500	324,000
Public Service Co. of New Mexico, Series 1965, 4.580%		11,667	935,548

			1,770,988

Independent Power Producers & Energy Traders 1.14%
AES Trust III, 6.750%, 10/15/29		11,200	519,904
BGE Capital Trust II, 6.200%, 10/15/43		180,000	4,419,000

			4,938,904

Multi-Utilities 0.48%
Central Illinois Public Service Co., 4.250%		10,300	743,531
NSTAR Electric Co., 4.250%		11,500	874,000
Southern Cal Edison, 4.320%		24,300	468,990

			2,086,521

TOTAL PREFERRED STOCKS (Cost $8,745,088)			8,796,413
LIMITED PARTNERSHIPS 8.41%
Copano Energy LLC		180,000	5,038,200
El Paso Pipeline Partners LP		15,000	472,350
Enbridge Energy Partners LP		125,000	6,782,500
Enterprise Products Partners LP		220,000	8,313,800
MarkWest Energy Partners LP		95,000	3,307,900
ONEOK Partners LP		69,400	4,780,272
Regency Energy Partners LP		210,000	5,502,000
Williams Partners LP		50,000	2,317,000

TOTAL LIMITED PARTNERSHIPS (Cost $29,360,941)			36,514,022

	BOND RATING MOODY/S&P	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS 3.70%
Diversified Telecommunication Services 3.34%
Level 3 Financing, Inc., 9.250%, 11/1/14	Caal/CCC	$8,000,000	7,460,000
Qwest Corp., 7.500%, 6/15/23	Baa3/BBB-	7,000,000	7,052,500

			14,512,500

Oil, Gas & Consumable Fuels 0.36%
Copano Energy LLC, 8.125%, 3/1/16	B1/B+	1,500,000	1,545,000

TOTAL CORPORATE BONDS (Cost $15,574,616)			16,057,500

	SHARES	VALUE
MUTUAL FUNDS 0.99%
Loomis Sayles Institutional High Income Fund	548,386	4,282,895

TOTAL MUTUAL FUNDS (Cost $4,000,000)		4,282,895
SHORT TERM INVESTMENTS 1.40%
Goldman Sachs Financial Square Treasury Instruments Fund, 0.008% (7-Day Yield)	6,084,961	6,084,961

TOTAL SHORT TERM INVESTMENTS (Cost $6,084,961)		6,084,961

Total Investments (Cost $635,259,098) - 154.60%		$670,702,375

Other Assets in Excess of Liabilities - 0.74%		3,192,479

Liquidation Preference of Auction Market Preferred Shares - (55.34%) Series M7, F7, W28 (including distributions payable on preferred shares)		(240,073,225)
NET ASSETS - 100.00%		$433,821,629

( a)Non Income Producing Security

ADR - American Depositary Receipt

Ratings:

Moody’s and S&P’s ratings are believed to be the most recent as of July 31,2010.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting case. Industries are shown as a percentage of net assets. These industry classifications are unaudited.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of July 31,2010
Gross appreciation (excess of value over tax cost)	$80,956,751
Gross depreciation (excess of tax cost over value)	(42,094,867)
Net unrealized appreciation	38,861,884
Cost of investments for income tax purposes	$631,840,491

  See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

July 31, 2010 (unaudited)

1. Significant Accounting and Operating Policies

Reaves Utility Income Fund (the “Fund”) is a closed-end management investment company that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated September 15, 2003. The Fund is a non-diversified fund with an investment objective to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest. The Fund commenced operations on February 24, 2004. The Fund’s common shares are listed on the New York Stock Exchange Amex (“Exchange”) and trade under the ticker symbol “UTG.”

The Fund may have elements of risk, including the risk of loss of equity. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation: The net asset value per common share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the Exchange is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the evaluated bid prices on such day, as provided by the Fund’s primary pricing service. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost which approximates market value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; the fundamental analytical data relating to the investment; an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; information as to any transactions or offers with respect to the security; price, yield and the extent of public or private trading in similar securities of the issuer or comparable companies. The valuation assigned to fair-valued securities for purposes of calculating the Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other funds to calculate their NAVs.

The Financial Accounting Standards Board (“FASB”) has issued Accounting Standards Codification™ (“ASC”) and the Fund follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). ASC 820 established a three-tier hierarchy to create classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

¡	Level 1 – unadjusted quoted prices in active markets for identical investments

¡	Level 2 – significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

¡	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$598,966,584	$ -	$ -	$598,966,584
Preferred Stocks	-	8,796,413	-	8,796,413
Limited Partnerships	36,514,022	-	-	36,514,022
Corporate Bonds	-	16,057,500	-	16,057,500
Mutual Funds	4,282,895	-	-	4,282,895
Short Term Investments	6,084,961	-	-	6,084,961
Total	$645,848,462	$24,853,913	$ -	$670,702,375

For the nine months ended July 31, 2010, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Options: In order to hedge against adverse market shifts, the Fund may utilize up to 5% of its total assets to purchase put and call options on securities. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

In addition, the Fund may seek to increase its income or may hedge a portion of its portfolio investments through writing (i.e., selling) covered put and call options. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

The Fund may utilize up to 5% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets. In addition, the Fund may write covered put and call options on stock indices. Because no underlying security can be delivered, however, the option represents the holder’s right to obtain from the writer, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date

There was no activity in the Fund related to written options for the nine months ended July 31, 2010.

2. Recently Issued Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) within 90 days of the filing date of this report and have concluded that the Registrant’s disclosure controls and procedures were effective as of that date.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the 1940 Act, are attached as Exhibit 99.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

REAVES UTILITY INCOME FUND

By:	/s/ Jeremy O. May
Jeremy O. May
President (principal executive officer)

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (principal executive officer)

Date:	September 29, 2010

By:	/s/ Lauren E. Johnson
Lauren E. Johnson
Treasurer (principal financial officer)

Date:	September 29, 2010